Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, Net

Property and equipment, net consisted of the following at June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017
	(unaudited)
Computer equipment	$3,706,017	$3,706,017
Website development	2,502,342	2,342,442
Furniture and fixtures	89,027	89,027
Leasehold improvements	32,726	32,726
Total property and equipment	6,330,112	6,170,212
Less: Accumulated depreciation	(5,753,638)	(5,547,500)
Total property and equipment, net	$576,474	$622,712

Depreciation expense for the three and six months ended June 30, 2018 was $106,148 and $206,138, respectively, as compared to $130,637 and $253,547, respectively, for the three and six months ended June 30, 2017.

The Company only holds property and equipment in the United States.

4.	Property and Equipment

Property and equipment consists of the following:

	December 31,
	2017	2016
Computer equipment	$3,706,017	$3,720,985
Website development	2,342,442	2,050,980
Furniture and fixtures	89,027	89,027
Leasehold improvements	32,726	32,726
Total property and equipment	6,170,212	5,893,718
Less: Accumulated depreciation	(5,547,500)	(5,100,413)
Total property and equipment, net	$622,712	$793,305

Depreciation expense, which includes amortization of website development costs, for the years ended December 31, 2017 and 2016 was $447,746 and $568,028, respectively.

The Company only holds property and equipment in the United States.